Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	December 31, 2015	December 31, 2014
Prepaid voyage and operating costs	$8,700	$8,996
Claims receivable	11,078	5,186
Prepaid other taxes	3,664	5,090
Other	700	2,441
Total prepaid expenses and other current assets	$24,142	$21,713

Claims receivable mainly represents claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts including off-hires. While it is anticipated that claims receivable will be recovered within one year, such claims may not all be recovered within one year due to the attendant process of settlement. Nonetheless, amounts are classified as current as they represent amounts currently due to the Company. All amounts are shown net of applicable deductibles.